MULTI CAP GROWTH TRUST (Prospectus Summary): | MULTI CAP GROWTH TRUST
MULTI CAP GROWTH PORTFOLIO

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MULTI CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

The second sentence of the third paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.